Prepaid Expense and Other Current Assets (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Advance to EMS providers	[1]	$ 16,200	$ 24,937
Receivable for non-inventory sales		5,498	7,293
Other prepaid and current assets		3,564	6,579
Less: allowance for doubtful accounts		(1,086)	0
Prepaid expenses and other current assets		$ 24,176	$ 38,809

[1]	EMS providers manufacture the mobile phone based on the Company's design.